Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Major Subsidiaries

As of June 30, 2026, the Company’s major subsidiaries are as follows:

	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic interest	Principal activities

Wholly owned subsidiaries (offshore):
Hundreds of Mountains Limited	March 22, 2021	The BVI	100%	Investment holding
Witty Digital Technology Limited	March 29, 2021	Hong Kong	100%	Technical consulting and related service
CreaVerse Group Limited	February 6, 2024	Cayman Islands	100%	Investment holding
CreaVerse Group (BVI) Limited	February 8, 2024	The BVI	100%	Investment holding
CreaVerse Technology (Singapore) Pte. Limited	February 26, 2024	Singapore	100%	Investment holding
CreaVerse Technology (HK) Limited	March 11, 2024	Hong Kong	100%	Investment holding
Wholly owned subsidiaries (onshore):
Beijing Qimengdao Technology Co., Ltd. (the “WFOE”)	March 19, 2021	The PRC	100%	Technical consulting and related service
Beijing Yiqi Culture Co., Ltd.	January 21, 2025	The PRC	100%	Pop toy business
Shanghai Qimengdao Culture Co., Ltd.	September 2, 2025	The PRC	100%	Pop toy business
Chongqing Qimengdao Cultural Communication Co., Ltd.	September 2, 2025	The PRC	100%	Pop toy business
Shenzhen Qimengdao Trading Co., Ltd.	October 16, 2025	The PRC	100%	Pop toy business
Beijing Qimengdao Cultural Communication Co., Ltd.	October 22, 2025	The PRC	100%	Pop toy business
Beijing Qimengdao Trading Co., Ltd.	October 22, 2025	The PRC	100%	Pop toy business
Beijing Xingxuzaowu Cultural and Creative Co., Ltd.	March 23, 2026	The PRC	100%	Pop toy business
Xian Qimengdao Cultural Communication Co., Ltd.	March 27, 2026	The PRC	100%	Pop toy business
Shenzhen Chaowan World Information Technology Co., Ltd.	December 24, 2024	The PRC	100%	Pop toy business
Shenzhen Yiqi Culture Co., Ltd.	November 23, 2020	The PRC	76.3%	Pop toy business
Shenzhen Yiqiwan Cultural Industry Co., Ltd.	August 9, 2022	The PRC	100%	Pop toy business
Shenzhen Huiyusheji Culture Co., Ltd.	October 8, 2022	The PRC	100%	Pop toy business
Dongguan Yiqiwan Cultural Industry Co., Ltd.	November 20, 2023	The PRC	100%	Pop toy business
Hangzhou Yiqi Technology Development Co., Ltd.	July 16, 2025	The PRC	100%	Pop toy business
Qimengdao (Changchun) Culture Co., Ltd.	August 18, 2025	The PRC	100%	Pop toy business

Schedule of the Elimination of Intercompany Balances and Transactions Among the VIEs and its Subsidiaries

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and VIEs’ subsidiaries, which were included in the Group’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows, after the elimination of intercompany balances and transactions among the VIEs and its subsidiaries:

	As of June 30,
	2025	2026
	RMB	RMB

Current assets held for sale	665,253	-
Non-current assets held for sale	10,775	-
Current liabilities held for sale	649,753	-
Non-current liabilities held for sale	37,590	-

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Net income from discontinued operation, net of income tax	69,773	124,212	172,441

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Net cash used in operating activities from discontinued operation	(68,748)	(74,420)	(289,983)
Net cash (used in)/provided by investing activities from discontinued operation	(85,679)	(18,425)	985
Net cash provided by financing activities from discontinued operation	43,422	132,303	-